Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in biological assets [abstract]
Opening balance	$ 18,157	$ 31,467
Production costs capitalized	49,249	46,150
Changes in fair value less cost to sell due to biological transformation	109,178	125,448
Transferred to inventory upon harvest	(156,334)	(184,908)
Ending balance	$ 20,250	$ 18,157